Provisions (Non-Current and Current) - Disclosure of Changes in Provision Related to Investment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Beginning Balance	€ 13,411	€ 18,019
Provisions made during the year	6,634	1,802
Provisions used during the year	(6,825)	(6,362)
Provisions reversed during the year	(674)	(48)
Ending Balance	12,546	13,411
Provision for legal claims [member]
Disclosure of other provisions [line items]
Beginning Balance	9,403	12,865
Provisions made during the year	4,785	1,110
Provisions used during the year	(4,888)	(4,572)
Provisions reversed during the year	(674)
Ending Balance	8,626	9,403
Provision for tax claims [member]
Disclosure of other provisions [line items]
Beginning Balance	229	360
Provisions used during the year	(165)	(105)
Provisions reversed during the year		(26)
Ending Balance	64	229
Provision for warranties [member]
Disclosure of other provisions [line items]
Beginning Balance	2,839	3,745
Provisions made during the year	1,774	455
Provisions used during the year	(1,499)	(1,339)
Provisions reversed during the year		(22)
Ending Balance	3,114	2,839
Termination indemnities for sales agents [member]
Disclosure of other provisions [line items]
Beginning Balance	940	1,049
Provisions made during the year	75	237
Provisions used during the year	(273)	(346)
Ending Balance	€ 742	€ 940